Material Accounting Policies - Schedule of Right-of-Use Assets by Class of Underlying Asset (Details)	12 Months Ended
Dec. 31, 2024
Land and buildings [Member]
Schedule of Right-of-Use Assets by Class of Underlying Asset [Line Items]
Right-of-use assets amortization period	5 years
Motor vehicles [Member]
Schedule of Right-of-Use Assets by Class of Underlying Asset [Line Items]
Right-of-use assets amortization period	3 years
Bottom of Range [Member] | Land and buildings [Member]
Schedule of Right-of-Use Assets by Class of Underlying Asset [Line Items]
Right-of-use assets amortization period	1 year
Bottom of Range [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets by Class of Underlying Asset [Line Items]
Right-of-use assets amortization period	1 year
Top of Range [Member] | Land and buildings [Member]
Schedule of Right-of-Use Assets by Class of Underlying Asset [Line Items]
Right-of-use assets amortization period	12 years
Top of Range [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets by Class of Underlying Asset [Line Items]
Right-of-use assets amortization period	5 years